Post-employment benefits - Summary of Assumptions to Determine Defined Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined benefit [member] | Defined benefit [member]
Health PlanDisclosure of defined benefit plans [line items]
Discount rate (per year)	11.13%	11.07%
Inflation rate (per year)	3.50%	3.50%
Future pension increases	3.50%	3.50%
Health plan [member] | Health Insurance | Compagas [member]
Health PlanDisclosure of defined benefit plans [line items]
Discount rate (per year)	7.22%	7.43%
Inflation rate (per year)	3.90%	4.96%
Future salary increases	1.00%	1.00%
Morbidity (aging factor)	2.20%	2.20%
Future pension increases	1.00%	1.00%
Overall mortality (segregated by gender)	AT-2000	AT-2000
Disable mortality table	Winklevoss	Winklevoss
Entry into disability (modified)	TASA 1927	TASA 1927
Turnover	1.49% p.a.	1.43% p.a.
Health plan [member] | Health Insurance | Comgas [member]
Health PlanDisclosure of defined benefit plans [line items]
Discount rate (per year)	7.27%	12.14%
Inflation rate (per year)	4.00%	4.50%
Morbidity (aging factor)	3.00%	3.00%
Future pension increases	3.00%	3.00%
Overall mortality (segregated by gender)	AT-2000	AT-2000
Overall mortality (segregated by gender) smoothness rate (as a percent)	10.00%	10.00%
Disable mortality table	IAPB-1957	IAPB-1957
Entry into disability (modified)	UP-84 Modified	UP-84 Modified
Turnover	0.60 / (length of service + 1)	0.60 / (length of service + 1)
Retirement age	60 years	60 years